Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments	The future minimum lease payments under the amended lease agreement as December 31, 2017 are as follows:

2018	$1,388,705
2019	1,430,366
2020	855,136
Thereafter	—

Total	$3,674,207